Right of use assets - (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 5,703,330	₨ 4,281,949
Less than one year
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	585,790	507,037
One to five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	1,343,804	1,163,309
More than five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 3,773,736	₨ 2,611,603